CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)	Class A Ordinary shares shares	CNY (¥)	USD ($)
Balance as of beginning at Dec. 31, 2021	¥ 226	¥ 15		¥ 13,350,347		¥ (339,118)	¥ (6,280,816)	¥ 7,495		¥ 6,738,149
Balance as of beginning (in shares) at Dec. 31, 2021 | shares	277,733,814	19,227,592
Increase (Decrease) in Stockholders' Equity
Net loss							(1,581,157)	2,754		(1,578,403)
Share-based compensation expenses				350,810				23,085		373,895
Acquisition of a subsidiary								7,238		7,238
Foreign currency translation adjustment						273,310				273,310
Repurchase of shares			¥ (127,962)							(127,962)
Repurchase of shares (in shares) | shares			(7,032,108)
Cancellation of shares	¥ (4)		¥ 94,148	(97,508)						(3,364)
Proceeds/receivables in relation to share options				11,405						11,405
Exercise of share options and restricted shares	¥ 12			(12)
Exercise of share options and restricted shares (in Shares) | shares	14,994,777
Conversion of ordinary shares (in shares) | shares	286,940	(286,940)
Appropriations to statutory reserves										0
Cancellation of shares (in shares) | shares	(4,866,021)		4,866,021
Balance as of ending at Dec. 31, 2022	¥ 234	¥ 15	¥ (33,814)	13,615,042		(65,808)	(7,861,973)	40,572		5,694,268
Balance as of ending (in shares) at Dec. 31, 2022 | shares	288,149,510	18,940,652
Balance as of ending (in shares) at Dec. 31, 2022 | shares			(2,166,087)
Increase (Decrease) in Stockholders' Equity
Net loss							(843,641)	4,113		(839,528)
Share-based compensation expenses				115,358				49,298		164,656
Acquisition of a subsidiary								7,327		7,327
Capital contribution from noncontrolling interests								490		490
Foreign currency translation adjustment						45,257				45,257
Repurchase of shares			¥ (369,569)							(369,569)
Repurchase of shares (in shares) | shares			(24,582,185)
Cancellation of shares	¥ (12)		¥ 241,746	(248,108)						(6,374)
Exercise of share options and restricted shares	¥ 4			5,079						5,083
Exercise of share options and restricted shares (in Shares) | shares	4,885,428
Conversion of ordinary shares	¥ 1	¥ (1)
Conversion of ordinary shares (in shares) | shares	795,047	(795,047)
Appropriations to statutory reserves					¥ 2,680		(2,680)			(2,700)
Cancellation of shares (in shares) | shares	(13,482,680)		13,482,680
Balance as of ending at Dec. 31, 2023	¥ 227	¥ 14	¥ (161,637)	13,487,371	2,680	(20,551)	(8,708,294)	101,800		4,701,610
Balance as of ending (in shares) at Dec. 31, 2023 | shares	280,347,305	18,145,605
Balance as of ending (in shares) at Dec. 31, 2023 | shares			(13,265,592)
Increase (Decrease) in Stockholders' Equity
Net loss							(171,802)	2,835		(168,967)	$ (23,149)
Share-based compensation expenses				45,013				14,249		59,262
Acquisition of a subsidiary with noncontrolling interests				33,724				(33,724)
Disposal of a subsidiary					(2,245)		2,245	(25,827)		(25,827)
Capital contribution from noncontrolling interests								200		200
Foreign currency translation adjustment						32,934		30		32,964
Repurchase of shares			¥ (400,707)							(400,707)
Repurchase of shares (in shares) | shares			(43,648,259)
Cancellation of shares	¥ (41)		¥ 432,446	(436,404)						(3,999)
Exercise of share options and restricted shares	¥ 3		¥ 17,841	(16,694)						1,150
Exercise of share options and restricted shares (in Shares) | shares	2,833,975		1,194,705
Conversion of ordinary shares	¥ 2	¥ (2)
Conversion of ordinary shares (in shares) | shares	2,698,827	(2,698,827)
Appropriations to statutory reserves										0
Cancellation of shares (in shares) | shares	(45,767,659)		45,767,659						31,100,000
Balance as of ending at Dec. 31, 2024	¥ 191	¥ 12	¥ (112,057)	¥ 13,113,010	¥ 435	¥ 12,383	¥ (8,877,851)	¥ 59,563		¥ 4,195,686	$ 574,807
Balance as of ending (in shares) at Dec. 31, 2024 | shares	240,112,448	15,446,778
Balance as of ending (in shares) at Dec. 31, 2024 | shares			(9,951,487)